UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Tactical Opportunities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 12/31/2017

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — (0.0)%
Knollwood CDO Ltd., Series 2004-1A, Class C, 4.36%, 01/10/39(a)(b)(c)	USD	154	$—

Total Asset-Backed Securities — (0.0)% (Cost: $153,633)			—

		Shares
Common Stocks — 56.9%(z)

Aerospace & Defense — 0.3%
Bombardier, Inc., Class B(d)		4,089	9,857
Dassault Aviation SA		937	1,456,913
Meggitt plc		109,732	712,529

			2,179,299
Air Freight & Logistics — 0.2%
FedEx Corp.		1,880	469,135
United Parcel Service, Inc., Class B		6,899	822,016

			1,291,151
Auto Components — 0.6%
Aisin Seiki Co. Ltd.		3,600	201,681
BorgWarner, Inc.		8,636	441,213
Bridgestone Corp.		25,600	1,184,825
Cie Generale des Etablissements Michelin		6,145	879,075
Continental AG		1,209	325,076
Denso Corp.		4,400	263,599
Koito Manufacturing Co. Ltd.		3,400	238,045
Magna International, Inc.		661	37,462
NGK Spark Plug Co. Ltd.		5,700	138,153
NOK Corp.		4,100	95,409
Sumitomo Electric Industries Ltd.		2,000	33,715
Toyoda Gosei Co. Ltd.		800	20,297
Toyota Industries Corp.		3,200	205,117
Valeo SA		194	14,451

			4,078,118
Automobiles — 0.0%
Toyota Motor Corp.		3,800	242,174

Banks — 4.5%
ABN AMRO Group NV, CVA(c)(d)		831	26,792
Aozora Bank Ltd.		1,200	46,563
Banco Bilbao Vizcaya Argentaria SA		63,388	538,685
Banco Santander SA		169,855	1,113,610
Bank Hapoalim BM		10,273	75,443
Bank Leumi Le-Israel BM		13,741	82,710
Bank of America Corp.		92,134	2,719,796
Bank of East Asia Ltd. (The)		11,600	50,167
Bank of Kyoto Ltd. (The)		500	25,966
Barclays plc		138,072	377,954
BNP Paribas SA		4,735	352,230
BOC Hong Kong Holdings Ltd.		35,500	179,409
CaixaBank SA(d)		11,840	55,042
Chiba Bank Ltd. (The)		6,000	49,757
Citigroup, Inc.		23,508	1,749,230
Commerzbank AG(d)		6,779	101,124
Concordia Financial Group Ltd.		11,700	70,369
Danske Bank A/S		7,144	278,059
DBS Group Holdings Ltd.		17,100	316,286
DNB ASA		9,191	170,138
Erste Group Bank AG(d)		352	15,254
Fukuoka Financial Group, Inc.(d)		7,000	39,170
Hachijuni Bank Ltd. (The)		3,900	22,286
Hang Seng Bank Ltd.		7,300	181,105

Security	Shares	Value
Banks (continued)
HSBC Holdings plc	228,909	$2,364,189
ING Groep NV	138,707	2,546,208
Japan Post Bank Co. Ltd.	3,900	50,652
JPMorgan Chase & Co.	36,213	3,872,618
Kyushu Financial Group, Inc.(d)	3,300	19,890
Mebuki Financial Group, Inc.(d)	9,500	40,133
Mitsubishi UFJ Financial Group, Inc.	116,100	844,972
Mizrahi Tefahot Bank Ltd.	1,325	24,407
Mizuho Financial Group, Inc.	234,100	423,274
National Australia Bank Ltd.	69,465	1,595,276
Nordea Bank AB	29,041	351,627
Oversea-Chinese Banking Corp. Ltd.	30,500	281,766
Resona Holdings, Inc.	21,500	128,114
Royal Bank of Canada	10,496	857,132
Royal Bank of Scotland Group plc(d)	31,416	117,803
Seven Bank Ltd.(d)	5,700	19,466
Shinsei Bank Ltd.	1,500	25,849
Shizuoka Bank Ltd. (The)	4,000	41,175
Skandinaviska Enskilda Banken AB, Class A	14,627	171,756
Standard Chartered plc(d)	22,277	233,944
Sumitomo Mitsui Financial Group, Inc.	13,000	560,359
Sumitomo Mitsui Trust Holdings, Inc.	3,100	122,655
Suruga Bank Ltd.	1,700	36,350
Svenska Handelsbanken AB, Class A	14,733	201,342
Swedbank AB, Class A(d)	8,689	209,620
Toronto-Dominion Bank (The)	12,598	738,141
UniCredit SpA(d)	58,437	1,090,098
United Overseas Bank Ltd.	12,800	252,327
US Bancorp	10,941	586,219
Wells Fargo & Co.	41,053	2,490,685
Yamaguchi Financial Group, Inc.	2,000	23,703

		28,958,895
Beverages — 0.7%
Anheuser-Busch InBev SA	24,020	2,681,627
Asahi Group Holdings Ltd.	1,200	59,544
Carlsberg A/S, Class B	1,017	121,977
Diageo plc	23,721	869,478
Kirin Holdings Co. Ltd.(d)	14,800	372,981
Treasury Wine Estates Ltd.(d)	24,033	298,225

		4,403,832
Biotechnology — 0.6%
AbbVie, Inc.	9,466	915,457
Amgen, Inc.	3,191	554,915
Biogen, Inc.(d)	1,056	336,410
Celgene Corp.(d)	5,708	595,687
CSL Ltd.	6,778	744,859
Genmab A/S(d)	562	93,203
Gilead Sciences, Inc.	5,656	405,196
Shire plc	8,112	420,373

		4,066,100
Building Products — 0.0%
Assa Abloy AB	9,593	198,877

Capital Markets — 1.9%
Amundi SA(c)(d)	23,698	2,007,099
Bank of New York Mellon Corp. (The)	16,169	870,862
Charles Schwab Corp. (The)	2,474	127,089
Credit Suisse Group AG (Registered)(d)	23,245	414,592
Daiwa Securities Group, Inc.	16,000	100,104
Deutsche Bank AG (Registered)	12,174	230,259
Franklin Resources, Inc.	58,355	2,528,522
Goldman Sachs Group, Inc. (The)	5,757	1,466,653
Hong Kong Exchanges & Clearing Ltd.	11,100	339,530

1

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Invesco Ltd.	3,121	$114,041
Japan Exchange Group, Inc.	5,000	86,751
Julius Baer Group Ltd.(d)	2,103	128,603
Morgan Stanley	13,609	714,064
MSCI, Inc.	4,348	550,196
Nomura Holdings, Inc.	34,800	203,989
Partners Group Holding AG(d)	165	113,057
S&P Global, Inc.	6,870	1,163,778
SBI Holdings, Inc.	1,800	37,504
SEI Investments Co.	1,280	91,981
Singapore Exchange Ltd.	7,500	41,647
Thomson Reuters Corp.	10,461	455,973
UBS Group AG (Registered)(d)	34,755	638,545

		12,424,839
Chemicals — 0.9%
Air Products & Chemicals, Inc.	2,390	392,151
Axalta Coating Systems Ltd.(d)	723	23,396
BASF SE(d)	3,130	343,147
Chr Hansen Holding A/S	932	87,421
Clariant AG (Registered)(d)	2,208	61,697
DowDuPont, Inc.	30,499	2,172,139
Givaudan SA (Registered)	89	205,584
International Flavors & Fragrances, Inc.	1,986	303,083
Johnson Matthey plc	1,338	55,445
Methanex Corp.	9,341	565,959
PPG Industries, Inc.	4,960	579,427
Shin-Etsu Chemical Co. Ltd.	7,100	719,393
Sumitomo Chemical Co. Ltd.	10,000	71,557
Umicore SA	6,162	291,764
WR Grace & Co.	2,035	142,715
Yara International ASA	1,657	76,080

		6,090,958
Commercial Services & Supplies — 0.3%
Brambles Ltd.	177,455	1,390,727
ISS A/S(d)	1,602	62,021
Secom Co. Ltd.	1,000	75,443
Securitas AB, Class B	3,003	52,379
Waste Connections, Inc.	1,967	139,539

		1,720,109
Communications Equipment — 0.2%
Cisco Systems, Inc.	21,321	816,595
Telefonaktiebolaget LM Ericsson, Class B	29,437	194,276

		1,010,871
Construction & Engineering — 0.2%
Eiffage SA	8,022	877,940
Skanska AB, Class B	3,252	67,384

		945,324
Construction Materials — 0.1%(d)
James Hardie Industries plc, CDI	5,548	97,439
LafargeHolcim Ltd. (Registered)	4,373	246,295

		343,734
Consumer Finance — 0.1%
Acom Co. Ltd.(d)	3,700	15,546
AEON Financial Service Co. Ltd.	1,000	23,241
American Express Co.	8,382	832,416
Credit Saison Co. Ltd.	1,500	27,239

		898,442
Containers & Packaging — 0.0%
Ball Corp.	5,528	209,235
CCL Industries, Inc., Class B	203	9,379

		218,614

Security	Shares	Value
Distributors — 0.2%
Genuine Parts Co.	3,461	$328,829
Jardine Cycle & Carriage Ltd.	900	27,319
LKQ Corp.(d)	25,352	1,031,066

		1,387,214
Diversified Consumer Services — 0.0%
H&R Block, Inc.	9,864	258,634

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(d)	6,775	1,342,941
Eurazeo SA	33,615	3,105,481
Industrivarden AB, Class C(d)	1,598	39,419
Investor AB, Class B	4,367	199,169
Kinnevik AB, Class B(d)	2,248	75,962
L E Lundbergforetagen AB, Class B	363	27,117
Leucadia National Corp.	307	8,132
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,200	24,928
Onex Corp.	1,682	123,360
ORIX Corp.	12,700	214,133
Pargesa Holding SA(d)	369	31,961
Wendel SA	17,232	2,985,899

		8,178,502
Diversified Telecommunication Services — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	19,657	29,714
BT Group plc	17,989	65,990
Deutsche Telekom AG (Registered)	3,750	66,287
HKT Trust & HKT Ltd.(e)	36,000	45,894
Nippon Telegraph & Telephone Corp.	6,600	310,293
Singapore Telecommunications Ltd.	78,000	207,958
Spark New Zealand Ltd.	17,768	45,710
Swisscom AG (Registered)	246	130,812
TDC A/S	7,704	47,344
Telenor ASA	7,087	151,710
Telia Co. AB	24,851	110,770

		1,212,482
Electric Utilities — 0.7%
American Electric Power Co., Inc.	5,231	384,845
Chubu Electric Power Co., Inc.	6,200	76,903
Chugoku Electric Power Co., Inc. (The)	2,600	27,912
CK Infrastructure Holdings Ltd.	6,000	51,487
CLP Holdings Ltd.	15,500	158,614
Duke Energy Corp.	6,161	518,202
Edison International	1,895	119,840
Endesa SA	10,662	228,037
Entergy Corp.	711	57,868
Exelon Corp.	9,074	357,606
FirstEnergy Corp.	1,969	60,291
Iberdrola SA	97,829	757,323
Kansai Electric Power Co., Inc. (The)	6,800	83,164
Kyushu Electric Power Co., Inc.	4,200	43,993
Mercury NZ Ltd.	6,393	15,268
NextEra Energy, Inc.	4,736	739,716
Orsted A/S(c)	1,791	97,766
PG&E Corp.	3,641	163,226
Power Assets Holdings Ltd.	13,000	109,576
PPL Corp.	247	7,645
Red Electrica Corp. SA(d)	3,416	76,680
Southern Co. (The)	5,872	282,384
SSE plc(d)	8,842	157,191
Tohoku Electric Power Co., Inc.	4,300	54,898
Tokyo Electric Power Co. Holdings, Inc.(d)	13,900	54,859
Xcel Energy, Inc.	621	29,876

		4,715,170

2

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment — 0.1%
ABB Ltd. (Registered)	17,462	$467,708
Mitsubishi Electric Corp.	6,500	107,722
Nidec Corp.	1,500	210,026

		785,456
Electronic Equipment, Instruments & Components — 0.8%
Alps Electric Co. Ltd.	5,100	145,071
Avnet, Inc.	1,820	72,108
Cognex Corp.	7,789	476,375
Hamamatsu Photonics KK	9,300	311,927
Hexagon AB, Class B	2,485	124,658
Hitachi High-Technologies Corp.	300	12,609
Hitachi Ltd.	74,000	574,107
IPG Photonics Corp.(d)	2,863	613,054
Keyence Corp.	1,500	837,947
Kyocera Corp.	9,000	587,583
Murata Manufacturing Co. Ltd.	2,400	321,331
Omron Corp.	6,200	368,770
TDK Corp.	2,400	190,730
TE Connectivity Ltd.	4,692	445,928
Yaskawa Electric Corp.	4,400	192,787

		5,274,985
Energy Equipment & Services — 0.2%
Halliburton Co.	5,158	252,071
John Wood Group plc	9,252	80,952
Schlumberger Ltd.	11,027	743,109

		1,076,132
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	424	55,370
Ascendas REIT	23,500	47,694
AvalonBay Communities, Inc.	1,393	248,525
Boston Properties, Inc.	1,371	178,271
CapitaLand Commercial Trust	23,200	33,418
CapitaLand Mall Trust	23,900	38,023
Crown Castle International Corp.	23,576	2,617,172
Daiwa House REIT Investment Corp.(d)	14	33,262
Digital Realty Trust, Inc.	2,868	326,665
Duke Realty Corp.	1,184	32,217
Equinix, Inc.	4,099	1,857,749
Equity Residential	4,203	268,025
Essex Property Trust, Inc.	709	171,131
Extra Space Storage, Inc.	1,514	132,399
Federal Realty Investment Trust	101	13,414
GGP, Inc.	12,246	286,434
H&R REIT(d)	11,051	187,788
HCP, Inc.	7,112	185,481
Invitation Homes, Inc.	6,177	145,592
Japan Prime Realty Investment Corp.	8	25,418
Japan Real Estate Investment Corp.	12	56,978
Japan Retail Fund Investment Corp.	25	45,825
Kimco Realty Corp.	1,793	32,543
Link REIT	21,000	194,288
Macerich Co. (The)	2,634	173,001
Mid-America Apartment Communities, Inc.	859	86,381
Nippon Building Fund, Inc.	13	63,572
Nippon Prologis REIT, Inc.(d)	17	35,954
Nomura Real Estate Master Fund, Inc.(d)	35	43,457
Prologis, Inc.	11,555	745,413
Public Storage	2,500	522,500
Realty Income Corp.	1,721	98,131
Regency Centers Corp.	321	22,207
SBA Communications Corp.(d)	643	105,041

Simon Property Group, Inc.	5,277	906,272
SL Green Realty Corp.	868	87,607

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Stockland	22,922	$79,960
Suntec REIT	23,800	38,168
United Urban Investment Corp.	29	41,721
Ventas, Inc.	2,720	163,227
Vornado Realty Trust	1,243	97,178
Welltower, Inc.	328	20,917
Westfield Corp.(d)	85,600	632,429

		11,176,818
Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	9,300	156,869
Alimentation Couche-Tard, Inc., Class B	16,012	835,503
Costco Wholesale Corp.	6,471	1,204,383
CVS Health Corp.	18,273	1,324,792
Koninklijke Ahold Delhaize NV(d)	37,198	817,723
Kroger Co. (The)	21,625	593,606
Lawson, Inc.	1,000	66,454
Seven & i Holdings Co. Ltd.	17,200	712,534
Sundrug Co. Ltd.	1,300	60,302
Sysco Corp.	14,485	879,674
Tesco plc	32,241	91,087
Tsuruha Holdings, Inc.	200	27,166
Walgreens Boots Alliance, Inc.	22,248	1,615,650
Wal-Mart Stores, Inc.	30,557	3,017,504

		11,403,247
Food Products — 1.0%
Ajinomoto Co., Inc.	8,200	154,277
Archer-Daniels-Midland Co.	8,600	344,688
Associated British Foods plc	12,718	484,228
Calbee, Inc.	300	9,749
Chocoladefabriken Lindt & Spruengli AG	10	61,060
Kikkoman Corp.	16,500	667,254
MEIJI Holdings Co. Ltd.	2,800	238,304
Mondelez International, Inc., Class A	6,794	290,783
Nestle SA (Registered)	29,934	2,573,614
NH Foods Ltd.	4,000	97,437
Nisshin Seifun Group, Inc.	7,700	155,414
Nissin Foods Holdings Co. Ltd.	2,600	189,562
Saputo, Inc.	8,514	306,016
Toyo Suisan Kaisha Ltd.	6,600	281,760
Wilmar International Ltd.	266,300	613,682
Yakult Honsha Co. Ltd.	2,100	158,456
Yamazaki Baking Co. Ltd.	7,700	149,930

		6,776,214
Gas Utilities — 0.1%
Gas Natural SDG SA	2,431	56,104
Hong Kong & China Gas Co. Ltd.	79,650	155,978
Osaka Gas Co. Ltd.	3,600	69,226
Toho Gas Co. Ltd.	800	21,902
Tokyo Gas Co. Ltd.	3,700	84,539

		387,749
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	359	20,488
Becton Dickinson and Co.	467	99,966
BioMerieux	5,152	461,279
Cochlear Ltd.	575	76,649
Coloplast A/S, Class B	1,117	88,802
ConvaTec Group plc(c)	15,271	42,107
Cooper Cos., Inc. (The)	658	143,365
CYBERDYNE, Inc.(d)	900	15,472
Fisher & Paykel Healthcare Corp. Ltd.	5,423	55,020
Getinge AB, Class B	2,228	32,308

Hoya Corp.	3,700	184,272
Koninklijke Philips NV	4,996	188,642

3

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic plc	1,743	$140,747
Olympus Corp.	2,800	107,114
Sonova Holding AG (Registered)	499	77,939
Straumann Holding AG (Registered)	99	69,840
Sysmex Corp.	1,400	109,929
Teleflex, Inc.	397	98,782
Terumo Corp.	3,100	146,660
William Demant Holding A/S(d)	1,105	30,865

		2,190,246
Health Care Providers & Services — 3.1%
Aetna, Inc.	3,895	702,619
Alfresa Holdings Corp.	1,800	42,160
AmerisourceBergen Corp.	17,808	1,635,131
Anthem, Inc.	2,515	565,900
Cardinal Health, Inc.	9,068	555,596
Centene Corp.(d)	1,943	196,010
Cigna Corp.	3,051	619,628
DaVita, Inc.(d)	16,779	1,212,283
Envision Healthcare Corp.(d)	20,469	707,409
Express Scripts Holding Co.(d)	35,025	2,614,266
Fresenius SE & Co. KGaA	1,920	149,322
HCA Healthcare, Inc.(d)	28,741	2,524,609
Henry Schein, Inc.(d)	13,600	950,368
Humana, Inc.	1,871	464,139
Laboratory Corp. of America Holdings(d)	5,328	849,869
McKesson Corp.	13,405	2,090,510
Medipal Holdings Corp.	1,700	33,190
Quest Diagnostics, Inc.	10,742	1,057,980
Ryman Healthcare Ltd.	3,751	28,117
Suzuken Co. Ltd.	700	28,739
UnitedHealth Group, Inc.	11,246	2,479,293
Universal Health Services, Inc., Class B	7,960	902,266

		20,409,404
Health Care Technology — 0.0%
M3, Inc.(d)	1,900	66,603

Hotels, Restaurants & Leisure — 1.6%
Aristocrat Leisure Ltd.	23,659	435,661
Carnival Corp.	22,954	1,523,457
Galaxy Entertainment Group Ltd.	22,000	175,643
Hilton Worldwide Holdings, Inc.	6,770	540,652
Kingston Financial Group Ltd.(d)	38,000	36,409
Las Vegas Sands Corp.	15,820	1,099,332
Marriott International, Inc., Class A	9,024	1,224,828
McDonald’s Corp.	4,615	794,334
Melco Resorts & Entertainment Ltd., ADR	20,092	583,472
MGM China Holdings Ltd.	8,800	26,556
MGM Resorts International	16,583	553,706
Norwegian Cruise Line Holdings Ltd.(d)	6,108	325,251
Oriental Land Co. Ltd.	2,800	254,743
Royal Caribbean Cruises Ltd.	6,304	751,941
Sands China Ltd.	23,200	119,416
Shangri-La Asia Ltd.	18,000	40,763
Starbucks Corp.	7,356	422,455
Vail Resorts, Inc.	877	186,336
Wyndham Worldwide Corp.	2,631	304,854
Wynn Macau Ltd.	14,400	45,525
Wynn Resorts Ltd.	6,126	1,032,782

		10,478,116
Household Durables — 0.1%
Electrolux AB(d)	2,283	73,502
Panasonic Corp.(d)	15,900	232,043
Sharp Corp.(d)	1,700	58,189

Security	Shares	Value
Household Durables (continued)
Sony Corp.	9,400	$421,899
Techtronic Industries Co. Ltd.	15,000	97,582

		883,215
Household Products — 0.0%
Essity AB, Class B(d)	5,893	167,467
Unicharm Corp.	1,300	33,757

		201,224
Independent Power and Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd.	1,400	37,659
Meridian Energy Ltd.	11,922	24,714
Uniper SE(d)	2,258	70,441

		132,814
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd.	16,000	200,485
DCC plc	18,852	1,897,212
Toshiba Corp.(d)	46,000	129,416

		2,227,113
Insurance — 3.4%
AIA Group Ltd.	117,200	996,862
Allianz SE (Registered)	5,556	1,271,479
Allstate Corp. (The)	2,947	308,580
American International Group, Inc.	2,732	162,773
Aviva plc	48,718	332,272
AXA SA	3,873	114,770
Axis Capital Holdings Ltd.	792	39,806
Baloise Holding AG (Registered)	463	71,971
Brighthouse Financial, Inc.(d)	1,496	87,725
CNP Assurances	126,002	2,906,534
Dai-ichi Life Holdings, Inc.	10,400	213,742
Direct Line Insurance Group plc	12,993	66,859
Fairfax Financial Holdings Ltd.	460	244,945
Gjensidige Forsikring ASA(d)	1,875	35,367
Great-West Lifeco, Inc.	25,341	707,613
Hartford Financial Services Group, Inc. (The)	2,316	130,344
Japan Post Holdings Co. Ltd.	14,800	169,518
Legal & General Group plc	70,225	258,539
Lincoln National Corp.	2,129	163,656
Manulife Financial Corp.	22,080	460,571
Marsh & McLennan Cos., Inc.	9,921	807,470
MetLife, Inc.	24,812	1,254,495
MS&AD Insurance Group Holdings, Inc.	4,600	155,160
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,768	381,800
Old Mutual plc	20,442	63,949
Poste Italiane SpA(c)	334,493	2,518,417
Power Corp. of Canada	17,131	441,154
Power Financial Corp.	17,234	473,558
Progressive Corp. (The)	1,568	88,310
Prudential plc	34,097	873,235
QBE Insurance Group Ltd.	54,384	451,416
Reinsurance Group of America, Inc.	611	95,273
RSA Insurance Group plc	991	8,447
Sompo Holdings, Inc.	3,600	138,963
Sony Financial Holdings, Inc.	1,600	28,278
Sun Life Financial, Inc.	17,964	741,426
Swiss Life Holding AG (Registered)(d)	306	108,163
Swiss Re AG	2,977	278,411
T&D Holdings, Inc.	5,100	87,009
Tokio Marine Holdings, Inc.	6,600	300,188
Travelers Cos., Inc. (The)	2,020	273,993
Tryg A/S(d)	1,142	28,567
UnipolSai Assicurazioni SpA	732,097	1,707,685

4

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Willis Towers Watson plc	255	$38,426
XL Group Ltd.	36,786	1,293,396
Zurich Insurance Group AG	1,444	439,039

		21,820,154
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(d)	5,379	6,290,579
Expedia, Inc.	2,952	353,561
Liberty Interactive Corp. QVC Group, Class A(d)	1,017	24,835
Netflix, Inc.(d)	7,978	1,531,457
Priceline Group, Inc. (The)(d)	722	1,254,648
Rakuten, Inc.	9,800	89,579
Start Today Co. Ltd.(d)	500	15,177
TripAdvisor, Inc.(d)	3,309	114,028

		9,673,864
Internet Software & Services — 1.8%
Alphabet, Inc., Class A(d)	3,324	3,501,502
Alphabet, Inc., Class C(d)	2,881	3,014,678
eBay, Inc.(d)	18,608	702,266
Facebook, Inc., Class A(d)	24,186	4,267,862
Shopify, Inc., Class A(d)	1,103	111,537
Twitter, Inc.(d)	1,205	28,932
Yahoo Japan Corp.	6,800	31,154

		11,657,931
IT Services — 2.9%
Accenture plc, Class A	22,233	3,403,650
Automatic Data Processing, Inc.	8,490	994,943
CGI Group, Inc., Class A(d)	64,179	3,487,212
Cognizant Technology Solutions Corp., Class A	8,312	590,318
Computershare Ltd.	71,522	906,166
Fujitsu Ltd.	64,000	453,730
Gartner, Inc.(d)	2,483	305,782
Global Payments, Inc.	2,635	264,132
International Business Machines Corp.	17,629	2,704,641
Mastercard, Inc., Class A	17,384	2,631,242
Nomura Research Institute Ltd.	2,100	97,475
NTT Data Corp.	79,200	939,615
Obic Co. Ltd.	600	44,069
Otsuka Corp.	3,000	229,756
PayPal Holdings, Inc.(d)	15,715	1,156,938
Visa, Inc., Class A	882	100,566
Western Union Co. (The)	23,641	449,415

		18,759,650
Leisure Products — 0.1%
Hasbro, Inc.	2,785	253,129
Mattel, Inc.	8,448	129,930
Polaris Industries, Inc.	898	111,343

		494,402
Life Sciences Tools & Services — 0.1%
Eurofins Scientific SE	196	119,132
Illumina, Inc.(d)	406	88,707
Lonza Group AG (Registered)(d)	713	192,301
Mettler-Toledo International, Inc.(d)	147	91,069
Thermo Fisher Scientific, Inc.	1,029	195,386
Waters Corp.(d)	1,208	233,374

		919,969
Machinery — 0.9%
AGCO Corp.	448	32,001
Amada Holdings Co. Ltd.	17,200	233,525
Atlas Copco AB, Class B(d)	3,693	141,542
CNH Industrial NV	13,136	175,740
Daifuku Co. Ltd.	900	48,898

Security	Shares	Value
Machinery (continued)
FANUC Corp.	3,300	$791,658
Hoshizaki Corp.	500	44,297
Illinois Tool Works, Inc.	4,572	762,838
JTEKT Corp.	700	11,994
Kawasaki Heavy Industries Ltd.	2,500	87,462
Komatsu Ltd.	6,700	242,136
Kubota Corp.	14,700	287,524
Makita Corp.	15,200	637,450
MINEBEA MITSUMI, Inc.	4,400	91,771
NGK Insulators Ltd.	15,100	284,439
Sandvik AB(d)	10,669	186,758
Schindler Holding AG(d)	446	102,576
Schindler Holding AG (Registered)(d)	192	43,417
SKF AB, Class B(d)	3,602	80,021
SMC Corp.	600	246,231
Stanley Black & Decker, Inc.	872	147,970
Sumitomo Heavy Industries Ltd.	1,100	46,349
THK Co. Ltd.	3,500	130,829
Volvo AB, Class B(d)	14,878	277,056
WABCO Holdings, Inc.(d)	2,246	322,301
Xylem, Inc.	1,675	114,235
Yangzijiang Shipbuilding Holdings Ltd.	26,000	28,510

		5,599,528
Marine — 0.1%
AP Moller — Maersk A/S, Class A	36	59,978
AP Moller — Maersk A/S, Class B	63	109,808
Kuehne + Nagel International AG (Registered)(d)	513	90,760
Mitsui OSK Lines Ltd.	1,300	43,204
Nippon Yusen KK(d)	5,100	124,091

		427,841
Media — 1.6%
Altice NV, Class A(d)	49,599	520,117
Charter Communications, Inc., Class A(d)	765	257,009
Comcast Corp., Class A	30,457	1,219,803
Dentsu, Inc.	2,100	88,799
Hakuhodo DY Holdings, Inc.	2,500	32,407
I-CABLE Communications Ltd.(d)	12,579	369
Liberty Global plc, Class A(d)	55,937	2,004,782
Omnicom Group, Inc.	7,470	544,040
Pearson plc	11,847	117,356
Schibsted ASA, Class B(d)	918	24,402
Scripps Networks Interactive, Inc., Class A	14,600	1,246,548
Sky plc(d)	114,852	1,567,418
Time Warner, Inc.	7,621	697,093
Toho Co. Ltd.	700	24,230
Twenty-First Century Fox, Inc., Class A	3,563	123,030
Walt Disney Co. (The)	14,988	1,611,360
WPP plc	2,116	38,227

		10,116,990
Metals & Mining — 0.9%
ArcelorMittal(d)	6,419	208,253
BHP Billiton Ltd.	59,557	1,368,078
Boliden AB(d)	2,580	88,230
First Quantum Minerals Ltd.	2,212	30,989
Freeport-McMoRan, Inc.(d)	5,304	100,564
Glencore plc(d)	18,346	96,022
Newmont Mining Corp.	42,399	1,590,811
Norsk Hydro ASA(d)	12,514	94,866
Rio Tinto Ltd.	18,434	1,083,828
South32 Ltd.	53,364	144,646
Teck Resources Ltd., Class B	12,138	317,403
voestalpine AG	11,574	691,003

		5,814,693

5

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail — 0.4%
Dollar General Corp.	6,181	$574,895
Dollar Tree, Inc.(d)	4,880	523,673
Kohl’s Corp.	3,170	171,909
Macy’s, Inc.	8,598	216,583
Nordstrom, Inc.	11,334	537,005
Ryohin Keikaku Co. Ltd.	200	62,258
Target Corp.	11,207	731,257

		2,817,580
Multi-Utilities — 1.2%
AGL Energy Ltd.	224,363	4,251,686
Ameren Corp.	624	36,810
CenterPoint Energy, Inc.	1,571	44,553
Centrica plc	43,587	80,800
Consolidated Edison, Inc.	3,878	329,436
Dominion Energy, Inc.	5,345	433,266
E.ON SE	31,572	342,120
Engie SA	7,988	137,326
Innogy SE(c)	23,240	909,537
National Grid plc	52,752	621,868
Public Service Enterprise Group, Inc.	7,873	405,459
RWE AG(d)	7,748	157,675
WEC Energy Group, Inc.	177	11,758

		7,762,294
Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	4,887	262,139
Apache Corp.	6,360	268,519
BP plc(d)	189,359	1,328,408
Canadian Natural Resources Ltd.	24,001	857,697
Chevron Corp.	16,742	2,095,931
Devon Energy Corp.	1,755	72,657
Enbridge, Inc.	14,326	560,275
EOG Resources, Inc.	4,447	479,876
EQT Corp.	887	50,488
Exxon Mobil Corp.	41,026	3,431,415
Hess Corp.	3,134	148,771
Idemitsu Kosan Co. Ltd.	1,300	52,072
Inpex Corp.(d)	9,100	113,259
JXTG Holdings, Inc.	28,800	185,078
Longview Energy Co. (Acquired 8/13/2004, cost $48,000)(b)(d)(f)	3,200	6,976
Lundin Petroleum AB(d)	1,797	41,135
Marathon Oil Corp.	2,057	34,825
Marathon Petroleum Corp.	2,471	163,037
Matador Resources Co.(d)	939	29,231
Neste OYJ	19,494	1,247,832
Noble Energy, Inc.	21,991	640,818
Occidental Petroleum Corp.	3,184	234,533
Oil Search Ltd.	58,447	353,874
OMV AG	2,183	138,376
Phillips 66	2,921	295,459
Pioneer Natural Resources Co.	832	143,811
Repsol SA	16,922	298,783
Royal Dutch Shell plc, Class A	60,239	2,010,970
Royal Dutch Shell plc, Class B	50,202	1,690,504
Showa Shell Sekiyu KK	1,800	24,357
Statoil ASA	10,981	235,086
TOTAL SA	18,538	1,023,296
TransCanada Corp.	6,056	294,754
Valero Energy Corp.	180	16,544
Vermilion Energy, Inc.(d)	3,571	129,772
Williams Cos., Inc. (The)	1,988	60,614
Woodside Petroleum Ltd.	26,668	686,114

		19,707,286

Security	Shares	Value
Paper & Forest Products — 0.3%
Mondi plc	38,993	$1,013,376
Stora Enso OYJ, Class R	1,256	19,899
UPM-Kymmene OYJ	25,139	780,436

		1,813,711
Personal Products — 0.0%
Shiseido Co. Ltd.	1,300	62,641
Unilever NV, CVA(d)	3,060	172,287

		234,928
Pharmaceuticals — 2.1%
Allergan plc	131	21,429
Astellas Pharma, Inc.	19,600	248,984
Bayer AG (Registered)	7,928	985,159
Bristol-Myers Squibb Co.	16,681	1,022,212
Chugai Pharmaceutical Co. Ltd.	2,100	107,328
Daiichi Sankyo Co. Ltd.	5,300	137,811
Eisai Co. Ltd.	2,500	142,024
GlaxoSmithKline plc	40,123	710,546
H Lundbeck A/S	666	33,774
Hisamitsu Pharmaceutical Co., Inc.	500	30,207
Johnson & Johnson	16,455	2,299,093
Kyowa Hakko Kirin Co. Ltd.	2,400	46,204
Merck & Co., Inc.	11,385	640,634
Merck KGaA	748	80,288
Mitsubishi Tanabe Pharma Corp.	2,200	45,342
Novartis AG (Registered)	21,208	1,784,706
Novo Nordisk A/S, Class B	17,783	955,578
Ono Pharmaceutical Co. Ltd.	3,900	90,721
Orion OYJ, Class B	14,225	530,381
Otsuka Holdings Co. Ltd.	3,600	157,886
Perrigo Co. plc	1,335	116,359
Pfizer, Inc.	20,013	724,871
Recordati SpA(d)	824	36,618
Roche Holding AG	6,699	1,693,878
Sanofi	6,103	525,419
Santen Pharmaceutical Co. Ltd.	3,400	53,245
Shionogi & Co. Ltd.	2,900	156,701
Sumitomo Dainippon Pharma Co. Ltd.	1,500	22,205
Taisho Pharmaceutical Holdings Co. Ltd.(d)	200	15,931
Takeda Pharmaceutical Co. Ltd.	6,600	373,677
Valeant Pharmaceuticals International, Inc.(d)	2,055	42,833
Vifor Pharma AG(d)	460	58,889

		13,890,933
Professional Services — 0.9%
Adecco Group AG (Registered)	1,552	118,604
Equifax, Inc.	288	33,961
IHS Markit Ltd.(d)	5,120	231,168
ManpowerGroup, Inc.	29,128	3,673,332
Nielsen Holdings plc	770	28,028
Recruit Holdings Co. Ltd.	38,900	965,885
RELX NV	14,339	329,574
Robert Half International, Inc.	976	54,207
SGS SA (Registered)	51	132,959

		5,567,718
Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd.	1,000	19,531
Azrieli Group Ltd.	405	22,633
CapitaLand Ltd.	24,400	64,189
CBRE Group, Inc., Class A(d)	4,056	175,665
City Developments Ltd.	3,900	36,270
Daito Trust Construction Co. Ltd.	700	142,612
Daiwa House Industry Co. Ltd.	5,300	203,241
Deutsche Wohnen SE	3,688	160,859

6

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Global Logistic Properties Ltd.(d)	25,200	$63,497
Hang Lung Group Ltd.	8,000	29,414
Hang Lung Properties Ltd.	19,000	46,284
Henderson Land Development Co. Ltd.	11,120	73,114
Hongkong Land Holdings Ltd.	11,200	78,779
Hulic Co. Ltd.	2,700	30,276
Hysan Development Co. Ltd.	6,000	31,832
Jones Lang LaSalle, Inc.	2,180	324,667
Kerry Properties Ltd.	6,000	26,954
Mitsubishi Estate Co. Ltd.	11,800	204,884
Mitsui Fudosan Co. Ltd.	8,300	185,633
New World Development Co. Ltd.	55,000	82,433
Nomura Real Estate Holdings, Inc.(d)	1,100	24,577
Sino Land Co. Ltd.	30,000	53,073
Sumitomo Realty & Development Co. Ltd.	3,000	98,457
Sun Hung Kai Properties Ltd.	13,000	216,438
Swire Pacific Ltd., Class A	4,500	41,635
Swire Properties Ltd.	11,000	35,480
Tokyo Tatemono Co. Ltd.	1,900	25,608
Tokyu Fudosan Holdings Corp.(d)	4,800	34,641
UOL Group Ltd.	4,500	29,764
Vonovia SE(d)	6,238	309,076
Wharf Holdings Ltd. (The)	11,000	37,933
Wharf Real Estate Investment Co. Ltd.(d)	11,000	73,213
Wheelock & Co. Ltd.	7,000	49,898

		3,032,560
Road & Rail — 0.1%
Central Japan Railway Co.	2,400	429,506
DSV A/S	1,810	142,421
East Japan Railway Co.	1,000	97,518

		669,445
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	1,882	167,554
ASM Pacific Technology Ltd.	3,100	43,006
Broadcom Ltd.	919	236,091
KLA-Tencor Corp.	2,400	252,168
Maxim Integrated Products, Inc.	5,367	280,587
NVIDIA Corp.	804	155,574
QUALCOMM, Inc.	37,036	2,371,045
Renesas Electronics Corp.(d)	2,100	24,355
Rohm Co. Ltd.	1,600	176,259
Texas Instruments, Inc.	2,247	234,677
Tokyo Electron Ltd.	1,300	234,506

		4,175,822
Software — 3.9%
Activision Blizzard, Inc.	23,738	1,503,090
Adobe Systems, Inc.(d)	10,146	1,777,985
ANSYS, Inc.(d)	7,635	1,126,850
Autodesk, Inc.(d)	7,023	736,221
CA, Inc.	764	25,426
Cadence Design Systems, Inc.(d)	10,214	427,150
Check Point Software Technologies Ltd.(d)	6,355	658,505
Citrix Systems, Inc.(d)	6,827	600,776
Constellation Software, Inc.	869	526,806
Dell Technologies, Inc., Class V(d)	4,426	359,745
Electronic Arts, Inc.(d)	9,039	949,637
Fortinet, Inc.(d)	10,230	446,949
Konami Holdings Corp.	600	32,995
Micro Focus International plc	285	9,686
Microsoft Corp.	84,503	7,228,387
Nintendo Co. Ltd.	1,400	504,135
Open Text Corp.	10,445	371,516
Oracle Corp.	57,089	2,699,168

Security	Shares	Value
Software (continued)
Red Hat, Inc.(d)	4,916	$590,412
salesforce.com, Inc.(d)	13,821	1,412,921
SAP SE	7,718	863,454
ServiceNow, Inc.(d)	6,010	783,644
Splunk, Inc.(d)	1,856	153,751
Symantec Corp.	9,367	262,838
Take-Two Interactive Software, Inc.(d)	5,248	576,125
Trend Micro, Inc.	2,500	141,508
VMware, Inc., Class A(d)	1,985	248,760
Workday, Inc., Class A(d)	347	35,304

		25,053,744
Specialty Retail — 1.7%
Dufry AG (Registered)(d)	333	49,431
Fast Retailing Co. Ltd.	800	318,091
Gap, Inc. (The)	34,084	1,160,901
Hennes & Mauritz AB, Class B	9,123	188,699
Home Depot, Inc. (The)	8,610	1,631,853
Industria de Diseno Textil SA	10,727	372,997
L Brands, Inc.	21,876	1,317,373
Lowe’s Cos., Inc.	3,560	330,866
Nitori Holdings Co. Ltd.	800	113,860
Ross Stores, Inc.	25,612	2,055,363
TJX Cos., Inc. (The)	27,590	2,109,531
Tractor Supply Co.	8,235	615,566
Ulta Beauty, Inc.(d)	3,920	876,747

		11,141,278
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	40,181	6,799,831
Brother Industries Ltd.	3,400	83,570
Canon, Inc.	22,400	834,581
Hewlett Packard Enterprise Co.	949	13,628
Konica Minolta, Inc.	1,900	18,230
Seiko Epson Corp.	3,300	77,687

		7,827,527
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG	67	13,399
Cie Financiere Richemont SA (Registered)	4,969	450,032
Gildan Activewear, Inc.(d)	3,487	112,655
Lululemon Athletica, Inc.(d)	861	67,666
Michael Kors Holdings Ltd.(d)	7,318	460,668
NIKE, Inc., Class B	28,207	1,764,348
PVH Corp.	5,652	775,511
Ralph Lauren Corp.	3,901	404,495
Swatch Group AG (The)	287	116,860
Swatch Group AG (The) (Registered)(d)	527	40,196
Tapestry, Inc.	5,337	236,055
Under Armour, Inc., Class C(d)	8,109	108,012
VF Corp.	5,402	399,748
Yue Yuen Industrial Holdings Ltd.	8,500	33,374

		4,983,019
Tobacco — 0.5%
Altria Group, Inc.	5,316	379,616
British American Tobacco plc	169	11,424
Imperial Brands plc	16,857	719,029
Japan Tobacco, Inc.	12,900	415,420
Philip Morris International, Inc.	18,236	1,926,634

		3,452,123
Trading Companies & Distributors — 1.2%
AerCap Holdings NV(d)	29,043	1,527,952
Bunzl plc	4,468	124,837
Fastenal Co.	17,577	961,286
HD Supply Holdings, Inc.(d)	27,579	1,103,987

7

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.		5,200	$143,384
Mitsui & Co. Ltd.		4,600	74,628
Sumitomo Corp.		32,500	551,257
Toyota Tsusho Corp.		5,500	220,953
United Rentals, Inc.(d)		6,927	1,190,821
WW Grainger, Inc.		6,753	1,595,396

			7,494,501
Transportation Infrastructure — 0.3%
Atlantia SpA		43,026	1,356,455
Auckland International Airport Ltd.		8,874	40,734
Transurban Group(e)		19,131	185,151

			1,582,340
Water Utilities — 0.0%
American Water Works Co., Inc.		373	34,126

Wireless Telecommunication Services — 0.8%
KDDI Corp.		17,600	437,176
Millicom International Cellular SA, SDR(d)		639	43,155
NTT DOCOMO, Inc.		13,200	312,101
SoftBank Group Corp.		8,000	633,365
StarHub Ltd.		5,700	12,129
Tele2 AB, Class B(d)		3,480	42,769
Vodafone Group plc		1,237,813	3,912,721

			5,393,416

Total Common Stocks — 56.9% (Cost: $341,710,466)			370,212,048

		Beneficial Interest (000)
Other Interests — (0.0)%(g)

Capital Markets — (0.0)%(z)(b)(d)(h)
Lehman Brothers Holdings Capital Trust VII	USD	110	—
Lehman Brothers Holdings, Inc.		190	—

			—

Total Other Interests — (0.0)%			—

		Shares
Rights — 0.0%

Transportation Infrastructure — 0.0%
Transurban Group(d)		1,551	1,228

Security		Par (000)	Value
U.S. Treasury Obligations — 19.3%
U.S. Treasury Bonds, 8.75%, 08/15/20	USD	35,371	$41,488,726
U.S. Treasury Notes: 3.63%, 08/15/19 — 02/15/20		81,702	84,299,630

Total U.S. Treasury Obligations — 19.3% (Cost: $127,245,086)			125,788,356

Total Long-Term Investments — 76.2% (Cost: $469,109,185)			496,001,632

		Shares
Money Market Funds — 8.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.17%(i)(j)		53,005,652	53,005,652

Total Money Market Funds — 8.1% (Cost: $53,005,652)			53,005,652

Total Investments — 84.3% (Cost: $522,114,837)			549,007,284
Other Assets Less Liabilities — 15.7%			101,938,757

Net Assets — 100.0%			$650,946,041

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Non-income producing security.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,976 , representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Annualized 7-day yield as of period end.

(j)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	35,575,862	17,429,790	53,005,652	$53,005,652	$67,108	$85	$—
SL Liquidity Series LLC, Money Market Series	219,299	(219,299)	—	—	—	—	—

				$53,005,652	$67,108	$85	$—

(a)	Includes net capital gain distributions, if applicable.

(z)	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	209	01/19/18	$22,760	$(179,151)
IBEX 35 Index	469	01/19/18	46,998	(1,295,718)
OMX Stockholm 30 Index	5,081	01/19/18	799,876	(2,518,497)
Euro-BTP	41	03/08/18	5,582	(56,510)
Euro-Bund	160	03/08/18	25,869	(263,025)
Nikkei 225 Index	57	03/08/18	1,296,750	89,041
TOPIX Index	102	03/08/18	1,853,340	242,572
SPI 200 Index	27	03/15/18	4,064	15,463
FTSE 100 Index	404	03/16/18	30,858	1,413,743
S&P 500 E-Mini Index	113	03/16/18	15,119	125,127
Long Gilt British	165	03/27/18	20,651	170,785

				(2,256,170)

Short Contracts
CAC 40 10 Euro Index	182	01/19/18	9,665	139,969
Hang Seng Index	203	01/30/18	38,907	(433,176)
MSCI Singapore Index	2,637	01/30/18	102,342	(496,924)
Euro-Buxl	75	03/08/18	12,290	250,688
Australia 10 Year Bond	422	03/15/18	54,505	(19,887)
S&P/TSX 60 Index	93	03/15/18	17,808	(50,668)
DAX Index	46	03/16/18	14,847	325,351
FTSE/MIB Index	241	03/16/18	26,217	1,232,611
MSCI EAFE E-Mini Index	1,394	03/16/18	142,571	(1,987,531)
S&P 500 E-Mini Index	2,527	03/16/18	338,113	(2,710,216)
Canada 10 Year Bond	1,646	03/20/18	221,848	2,122,953
U.S. Treasury 10 Year Note	1,196	03/20/18	148,360	559,873
U.S. Treasury Ultra Bond	510	03/20/18	85,505	(158,188)

				(1,225,145)

Total				$(3,481,315)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,523,000	USD	1,167,654	BNP Paribas SA	03/21/18	$20,489
AUD	400,000	USD	306,919	Citibank NA	03/21/18	5,134
BRL	218,000	USD	64,812	BNP Paribas SA	03/21/18	354
CAD	13,000	USD	10,131	BNP Paribas SA	03/21/18	222
CHF	1,041,000	USD	1,065,201	BNP Paribas SA	03/21/18	9,079
CZK	78,104,000	USD	3,650,679	BNP Paribas SA	03/21/18	31,308
EUR	12,814,000	USD	15,245,939	BNP Paribas SA	03/21/18	200,704
GBP	1,500,000	USD	2,022,960	BNP Paribas SA	03/21/18	7,472
INR	697,676,000	USD	10,798,266	BNP Paribas SA	03/21/18	52,367
KRW	247,150,000	USD	228,694	BNP Paribas SA	03/21/18	3,087
MYR	1,367,000	USD	336,492	Barclays Bank plc	03/21/18	375
NOK	2,639,000	USD	317,465	BNP Paribas SA	03/21/18	4,643
NZD	5,000	USD	3,496	BNP Paribas SA	03/21/18	44
PLN	3,000	USD	847	BNP Paribas SA	03/21/18	15
SGD	66,000	USD	49,113	BNP Paribas SA	03/21/18	293
USD	235,393	BRL	782,000	BNP Paribas SA	03/21/18	1,634
USD	5,231,626	MXN	101,503,000	BNP Paribas SA	03/21/18	140,538
USD	583,998	JPY	65,415,000	BNP Paribas SA	03/22/18	1,098
USD	3,586,920	JPY	401,466,000	Citibank NA	03/22/18	9,536
ZAR	41,013,000	USD	3,188,734	BNP Paribas SA	03/22/18	87,823

						576,215

9

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	19,694,000	USD	5,927,825	BNP Paribas SA	03/21/18	$(40,807)
MXN	118,070,000	USD	6,057,566	BNP Paribas SA	03/21/18	(135,526)
USD	1,123,002	AUD	1,464,000	BNP Paribas SA	03/21/18	(19,113)
USD	10,442,912	AUD	13,610,000	Citibank NA	03/21/18	(174,700)
USD	3,957,084	BRL	13,333,000	Citibank NA	03/21/18	(28,476)
USD	7,730,992	CAD	9,931,000	BNP Paribas SA	03/21/18	(177,587)
USD	14,369,734	CAD	18,256,000	Citibank NA	03/21/18	(168,481)
USD	744,311	CHF	729,000	BNP Paribas SA	03/21/18	(7,995)
USD	2,752,005	CZK	59,431,000	BNP Paribas SA	03/21/18	(49,696)
USD	7,126,785	EUR	6,000,000	BNP Paribas SA	03/21/18	(105,917)
USD	10,130,371	GBP	7,534,000	BNP Paribas SA	03/21/18	(67,812)
USD	3,713,832	INR	240,806,000	BNP Paribas SA	03/21/18	(31,312)
USD	6,061,283	KRW	6,550,428,000	BNP Paribas SA	03/21/18	(81,807)
USD	278,288	NOK	2,299,000	BNP Paribas SA	03/21/18	(2,320)
USD	80,329	NZD	115,000	BNP Paribas SA	03/21/18	(1,093)
USD	5,736,529	PLN	20,429,000	BNP Paribas SA	03/21/18	(133,888)
USD	10,081,985	SEK	83,810,000	BNP Paribas SA	03/21/18	(183,165)
USD	2,219,288	SGD	2,984,000	BNP Paribas SA	03/21/18	(14,484)
JPY	305,812,000	USD	2,733,171	BNP Paribas SA	03/22/18	(8,141)
THB	161,037,000	USD	4,951,937	BNP Paribas SA	03/22/18	(1,636)
USD	4,318,803	JPY	486,038,000	BNP Paribas SA	03/22/18	(12,185)
USD	1,896,253	ZAR	25,407,000	BNP Paribas SA	03/22/18	(133,530)

						(1,579,671)

	Net Unrealized Depreciation					$(1,003,456)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
2.23%	Semi-Annual	3 month LIBOR	Quarterly	03/21/18(a)	03/20/23	USD	55,000	$124,449	$—	$124,449
2.02%	Semi-Annual	3 month LIBOR	Quarterly	03/21/18(a)	03/20/23	USD	32,000	380,678	—	380,678
6 month EURIBOR	Semi-Annual	0.28%	Annual	03/21/18(a)	03/21/23	EUR	172,000	(991,166)	—	(991,166)
6 month EURIBOR	Semi-Annual	0.27%	Annual	03/21/18(a)	03/21/23	EUR	75,000	(447,943)	—	(447,943)
2.47%	Semi-Annual	6 month Australian BBR	Semi-Annual	03/21/18(a)	03/21/23	AUD	119,000	212,970	—	212,970
6 month PRIBOR	Semi-Annual	1.72%	Annual	03/21/18(a)	03/21/23	CZK	994,000	88,328	—	88,328
0.45%	Annual	3 month STIBOR	Quarterly	03/21/18(a)	03/21/23	SEK	487,000	392,852	—	392,852
6 month EURIBOR	Semi-Annual	0.30%	Annual	03/21/18(a)	03/21/23	EUR	33,000	(142,649)	—	(142,649)
6 month PRIBOR	Semi-Annual	1.64%	Annual	03/21/18(a)	03/21/23	CZK	768,000	(80,703)	—	(80,703)
2.37%	Semi-Annual	6 month Australian BBR	Semi-Annual	03/21/18(a)	03/21/23	AUD	81,000	540,717	—	540,717
0.50%	Annual	3 month STIBOR	Quarterly	03/21/18(a)	03/21/23	SEK	390,000	189,615	—	189,615
2.56%	Semi-Annual	6 month Australian BBR	Semi-Annual	03/21/18(a)	03/21/23	AUD	194,000	(68,376)	—	(68,376)
6 month PRIBOR	Semi-Annual	1.59%	Annual	03/21/18(a)	03/21/23	CZK	845,000	(188,469)	—	(188,469)
2.14%	Semi-Annual	3 month LIBOR	Quarterly	03/21/18(a)	03/21/23	USD	146,000	944,934	—	944,934
6 month EURIBOR	Semi-Annual	0.34%	Annual	03/21/18(a)	03/21/23	EUR	131,000	(255,825)	—	(255,825)
3 month BA	Semi-Annual	2.12%	Semi-Annual	03/21/18(a)	03/21/23	CAD	238,178	(1,557,004)	—	(1,557,004)
3 month JIBAR	Quarterly	7.13%	Quarterly	03/21/18(a)	03/21/23	ZAR	903,000	(710,451)	—	(710,451)

								$(1,568,043)	$—	$(1,568,043)

(a)	Forward swap.

10

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	9.21%	At Termination	BNP Paribas SA	N/A		01/04/21	BRL	36,939	$89,147	$—	$89,147
1 day BZDIOVER	At Termination	10.50	At Termination	Credit Suisse International	N/A		01/04/21	BRL	153,882	2,598,893	—	2,598,893
1 day BZDIOVER	At Termination	8.89%	At Termination	Deutsche Bank AG	N/A		01/04/21	BRL	57,000	16,957	—	16,957
1 day BZDIOVER	At Termination	9.25%	At Termination	Deutsche Bank AG	N/A		01/04/21	BRL	32,935	104,808	—	104,808
1 day BZDIOVER	At Termination	10.50	At Termination	Societe Generale SA	N/A		01/04/21	BRL	172,013	2,905,114	—	2,905,114
4.04%	Quarterly	7-day China Fixing Repo Rates	Quarterly	Bank of America NA	03/21/18	(a)	03/21/23	CNY	231,000	49,758	—	49,758
6.25%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/21/18	(a)	03/21/23	INR	3,478,000	974,760	—	974,760
4.03%	Quarterly	7-day China Fixing Repo Rates	Quarterly	Bank of America NA	03/21/18	(a)	03/21/23	CNY	74,400	21,145	—	21,145
3 month CD_KSDA	Quarterly	2.12%	Quarterly	Bank of America NA	03/21/18	(a)	03/21/23	KRW	33,521,250	(49,583)	—	(49,583)
4.05%	Quarterly	7-day China Fixing Repo Rates	Quarterly	Bank of America NA	03/21/18	(a)	03/21/23	CNY	49,600	8,807	—	8,807
6.37%	Semi-Annual	1 day MIBOR	Semi-Annual	BNP Paribas SA	03/21/18	(a)	03/21/23	INR	1,678,000	339,381	—	339,381
3 month CD_KSDA	Quarterly	2.13%	Quarterly	BNP Paribas SA	03/21/18	(a)	03/21/23	KRW	62,253,750	(64,635)	—	(64,635)
6.31%	Semi-Annual	1 day MIBOR	Semi-Annual	Citibank NA	03/21/18	(a)	03/21/23	INR	1,763,000	416,743	—	416,743
4.02%	Quarterly	7-day China Fixing Repo Rates	Quarterly	Deutsche Bank AG	03/21/18	(a)	03/21/23	CNY	154,000	57,015	—	57,015
6 month THBFIX	Semi-Annual	1.99%	Semi-Annual	Goldman Sachs Bank USA	03/21/18	(a)	03/21/23	THB	1,494,000	111,022	—	111,022
6.20%	Semi-Annual	1 day MIBOR	Semi-Annual	JP Morgan Chase Bank NA	03/21/18	(a)	03/21/23	INR	4,170,500	1,304,404	—	1,304,404
4.09%	Quarterly	7-day China Fixing Repo Rates	Quarterly	HSBC Bank USA NA	03/21/18	(a)	03/21/23	CNY	120,000	(13,375)	—	(13,375)

										$8,870,361	$—	$8,870,361

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	29,340,224	Merrill Lynch International & Co.	01/17/18	TWD	29,340	$14,522	$—	$14,522
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	62,871,908	Merrill Lynch International & Co.	01/17/18	TWD	62,872	31,120	—	31,120
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	148,796,850	Merrill Lynch International & Co.	01/17/18	TWD	148,797	73,651	—	73,651
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	23,053,033	Merrill Lynch International & Co.	01/17/18	TWD	23,053	11,411	—	11,411
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	161,371,232	Merrill Lynch International & Co.	01/17/18	TWD	161,371	79,875	—	79,875
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	282,652,646	Merrill Lynch International & Co.	01/17/18	TWD	282,653	149,146	—	149,146
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	88,020,672	Merrill Lynch International & Co.	01/17/18	TWD	88,021	43,568	—	43,568
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	94,307,863	Merrill Lynch International & Co.	01/17/18	TWD	94,308	46,680	—	46,680
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	528,124,031	Merrill Lynch International & Co.	01/17/18	TWD	528,124	261,411	—	261,411
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	1,521,500,183	Merrill Lynch International & Co.	01/17/18	TWD	1,521,500	753,110	—	753,110

11

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Stock Exchange Capitalization Weighted Stock Index Future January 2018	TWD	379,327,181	Merrill Lynch International & Co.	01/17/18	TWD	379,327	$187,759	—	$187,759
KOSPI 200 Index Future March 2018	KRW	(39,206,288,250)	Merrill Lynch International & Co.	03/08/18	KRW	39,206,288	(387,522)	—	(387,522)

							1,264,731	—	$1,264,731

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts
Australian BBR	Australian Bank Bill Rate
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association
CDO	Collateralized Debt Obligation
CVA	Certification Van Aandelon (Dutch Certificate)
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Moscow Interbank Offered Rate
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
S&P	Standard & Poor’s
SDR	Swedish Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial

12

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund

instruments, refer to the Fund’s most recent financial statements as contained in its annual report. The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$9,857	$2,169,442	$—	$2,179,299
Air Freight & Logistics	1,291,151	—	—	1,291,151
Auto Components	478,675	3,599,443	—	4,078,118
Automobiles	—	242,174	—	242,174
Banks	13,013,821	15,945,074	—	28,958,895
Beverages	—	4,403,832	—	4,403,832
Biotechnology	2,900,868	1,165,232	—	4,066,100
Building Products	—	198,877	—	198,877
Capital Markets	8,083,159	4,341,680	—	12,424,839
Chemicals	4,266,291	1,824,667	—	6,090,958
Commercial Services & Supplies	139,539	1,580,570	—	1,720,109
Communications Equipment	816,595	194,276	—	1,010,871
Construction & Engineering	—	945,324	—	945,324
Construction Materials	—	343,734	—	343,734
Consumer Finance	832,416	66,026	—	898,442
Containers & Packaging	218,614	—	—	218,614
Distributors	1,359,895	27,319	—	1,387,214
Diversified Consumer Services	258,634	—	—	258,634
Diversified Financial Services	1,474,433	6,704,069	—	8,178,502
Diversified Telecommunication Services	234,652	977,830	—	1,212,482
Electric Utilities	2,993,147	1,722,023	—	4,715,170
Electrical Equipment	—	785,456	—	785,456
Electronic Equipment, Instruments & Components	1,607,465	3,667,520	—	5,274,985
Energy Equipment & Services	995,180	80,952	—	1,076,132
Equity Real Estate Investment Trusts (REITs)	10,067,013	1,109,805	—	11,176,818
Food & Staples Retailing	9,562,199	1,841,048	—	11,403,247
Food Products	1,486,775	5,289,439	—	6,776,214
Gas Utilities	—	387,749	—	387,749
Health Care Equipment & Supplies	581,287	1,608,959	—	2,190,246
Health Care Providers & Services	20,127,876	281,528	—	20,409,404
Health Care Technology	—	66,603	—	66,603
Hotels, Restaurants & Leisure	9,343,400	1,134,716	—	10,478,116
Household Durables	—	883,215	—	883,215
Household Products	—	201,224	—	201,224
Independent Power and Renewable Electricity Producers	95,155	37,659	—	132,814
Industrial Conglomerates	129,416	2,097,697	—	2,227,113
Insurance	10,395,880	11,424,274	—	21,820,154
Internet & Direct Marketing Retail	9,569,108	104,756	—	9,673,864
Internet Software & Services	11,626,777	31,154	—	11,657,931
IT Services	16,088,839	2,670,811	—	18,759,650
Leisure Products	494,402	—	—	494,402
Life Sciences Tools & Services	608,536	311,433	—	919,969
Machinery	1,379,345	4,220,183	—	5,599,528
Marine	—	427,841	—	427,841
Media	7,704,034	2,412,956	—	10,116,990
Metals & Mining	2,039,767	3,774,926	—	5,814,693
Multiline Retail	2,755,322	62,258	—	2,817,580
Multi-Utilities	1,342,082	6,420,212	—	7,762,294
Oil, Gas & Consumable Fuels	10,409,542	9,290,768	6,976	19,707,286
Paper & Forest Products	—	1,813,711	—	1,813,711
Personal Products	—	234,928	—	234,928
Pharmaceuticals	4,867,431	9,023,502	—	13,890,933
Professional Services	4,020,696	1,547,022	—	5,567,718
Real Estate Management & Development	704,354	2,328,206	—	3,032,560
Road & Rail	—	669,445	—	669,445
Semiconductors & Semiconductor Equipment	3,697,696	478,126	—	4,175,822
Software	23,501,966	1,551,778	—	25,053,744
Specialty Retail	10,098,200	1,043,078	—	11,141,278

13

Schedule of Investments (continued) December 31, 2017	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$6,813,459	$1,014,068	$—	$7,827,527
Textiles, Apparel & Luxury Goods	4,329,158	653,861	—	4,983,019
Tobacco	2,306,250	1,145,873	—	3,452,123
Trading Companies & Distributors	6,379,442	1,115,059	—	7,494,501
Transportation Infrastructure	—	1,582,340	—	1,582,340
Water Utilities	34,126	—	—	34,126
Wireless Telecommunication Services	43,155	5,350,261	—	5,393,416
Rights	1,228	—	—	1,228
U.S. Treasury Obligations	—	125,788,356	—	125,788,356
Short-Term Securities(a)	53,005,652	—	—	53,005,652

Total Investments	$286,583,960	$262,416,348	$6,976	$549,007,284

Derivative Financial Instruments(a)
Assets:
Equity contracts	$5,236,130	$—	$—	$5,236,130
Foreign currency exchange contracts	—	576,215	—	576,215
Interest rate contracts	3,104,299	11,872,497	—	14,976,796
Liabilities:
Equity contracts	(10,059,403)	—	—	(10,059,403)
Foreign currency exchange contracts	—	(1,579,671)	—	(1,579,671)
Interest rate contracts	(497,610)	(4,570,179)	—	(5,067,789)

Total	$(2,216,584)	$6,298,862	$—	$4,082,278

(a)	See above Schedule of Investments for values in each Industry.
(b)	Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

14

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 22, 2018